Fair value measurement (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Recurring | Level 2
Assets measured at fair value
Shortterm investments	[1]	¥ 1,473,349	¥ 40,000

[1]	Shortterm investments represent structured deposits and the Group values these shortterm investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.